Shareholders' Equity - Changes in Certain Components of Shareholders' Equity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Components Of Stockholders Equity [Line Items]
Balance	$ 5,043
Balance, Shares	(138,663,113)
Net Income	1,185	1,293	1,170
Balance	5,053	5,043
Balance, Shares	(140,770,158)	(138,663,113)
Common Stock Issued at Par Value [Member]
Components Of Stockholders Equity [Line Items]
Balance		333	333
Net Income
Balance	333	333	333
Capital in Excess of Par Value [Member]
Components Of Stockholders Equity [Line Items]
Balance	2,068	1,920	1,793
Net Income
Share-based compensation plans, net	19	50	39
Share-based compensation	111	98	88
Balance	2,198	2,068	1,920
Retained Earnings [Member]
Components Of Stockholders Equity [Line Items]
Balance	11,342	10,435	9,634
Net Income	1,185	1,293	1,170
Common ($1.80, 1.98 and $2.18 per share for the year ended 2012, 2013, 2014 respectively)	(421)	(386)	(368)
Balance	12,105	11,342	10,435
Deferred Compensation [Member]
Components Of Stockholders Equity [Line Items]
Balance		19	19
Net Income
Balance	19	19	19
Treasury Stock [Member]
Components Of Stockholders Equity [Line Items]
Balance	(8,204)	(7,769)	(6,280)
Balance, Shares	(138,663,000)	(135,751,000)	(117,844,000)
Share-based compensation plans, net	3	15	11
Share-based compensation plans, net, Shares	1,431,000	2,537,000	1,973,000
Common stock held in trusts, net
Common stock held in trusts, net, Shares	36,000	36,000	66,000
Repurchase of common stock	(400)	(450)	(1,500)
Repurchase of common stock, Shares	(3,574,000)	(5,485,000)	(19,945,000)
Balance	$ (8,601)	$ (8,204)	$ (7,769)
Balance, Shares	(140,770,000)	(138,663,000)	(135,751,000)